Taxes (Tables)	12 Months Ended
Sep. 30, 2024
Taxes [Abstract]
Schedule of Components of the Income Tax Provision (Benefit)

The components of the income tax expense (benefit) are as follows:

	For the Years Ended September 30,
	2024	2023	2022
Current tax expense:
Cayman	$-	$-	$-
Hong Kong	-	-	-
PRC	-	685,937	1,357,697
Sub-total	-	685,937	1,357,697
Deferred tax expense (benefit):
Cayman	-	-	-
Hong Kong	-	-	-
PRC	606,704	1,567,656	(542,375)
Sub-total	606,704	1,567,656	(542,375)
Total income tax expense	$606,704	$2,253,593	$815,322

Schedule of Table Reconciles the China Statutory Rates to the Company’s Effective Tax Rate

The following table reconciles the China statutory rates to the Company’s effective tax rate for the years ended September 30, 2024, 2023 and 2022:

	For the Years Ended September 30,
	2024	2023	2022
Statutory PRC income tax rate	25.0%	25.0%	25.0%
Effect of income tax holiday	(5.9)%	(8.2)%	(9.2)%
Permanent difference	-%	(0.1)%	(25.1)%
Non-PRC entities not subject to PRC income tax	(2.7)%	(4.4)%	(2.2)%
Change in valuation allowance	(23.9)%	(64.4)%	-%
Effective tax rate	(7.5)%	(52.1)%	(11.5)%

Schedule of Deferred Tax Assets

Deferred tax assets are composed of the following:

	As of September 30,
	2024	2023
Deferred tax assets:
Net operating loss carry-forwards	$-	$599,078
Allowance for doubtful accounts	-	-
Total	-	599,078
Valuation allowance	-	-
Total deferred tax assets	$-	$599,078

Schedule of Taxes Payable	Taxes payable consist of the following:
	As of September 30,
	2024	2023
Value added tax payable	$873,750	$303,713
Other taxes payable	147,431	131,045
Total taxes payable	$1,021,181	$434,758